INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB
Raw materials	85,429,622	80,712,251
Work-in-progress	161,793,585	92,719,649
Finished goods	550,852,122	354,530,478
Total	798,075,329	527,962,378